FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	$ 10,639	$ 19,226
Hedging instrument, liabilities	(134,242)	(71,310)
Derivative financial liabilities	(33)	(289)
Cross currency swap liability [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	(22,842)	(2,224)
Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	121	75
Cross currency swap [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	4,812	17,869
Uruguay | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	121	75
Hedging instrument, assets	5,827	1,357
Hedging instrument, liabilities	(111,400)	(69,086)
Derivative financial liabilities	(19)	(287)
Colombia | Forward Contract liability [Member]
Disclosure Of Financials Instruments [Line items]
Derivative financial liabilities	(14)	(2)
Colombia | Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	$ 0	$ 0